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First Eagle Global Real Assets Fund
First Eagle Global Real Assets Fund
Investment Objective
First Eagle Global Real Assets Fund (“Real Assets Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Real Assets Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Real Assets Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Real Assets Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 192 and 199, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Eagle Global Real Assets Fund	Class A		Class I	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Eagle Global Real Assets Fund		Class A	Class I	Class R6
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		5.01%	4.81%	4.86%
Total Annual Operating Expenses (%)		5.91%	5.46%	5.51%
Fee Waiver and/or Expense Reimbursement	[1]	(4.81%)	(4.61%)	(4.66%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)		1.10%	0.85%	0.85%
[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating

Example

The following example is intended to help you compare the cost of investing in the Real Assets Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example - First Eagle Global Real Assets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	607	1,763	2,898	5,647
Class I	87	1,219	2,341	5,100
Class R6	87	1,229	2,359	5,135

Expense Example No Redemption - First Eagle Global Real Assets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	607	1,763	2,898	5,647
Class I	87	1,219	2,341	5,100
Class R6	87	1,229	2,359	5,135

Portfolio Turnover Rate

The Real Assets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Real Asset Fund’s portfolio turnover rate was 39.01% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Real Assets Fund will normally invest at least 80% of its net assets (plus any borrowing for investment purposes) in a variety of assets believed by the Adviser to represent interests in “real assets” or “real asset” industries. It is anticipated that the Fund will primarily invest in equity securities (including convertible securities) of U.S. and foreign companies, with the balance invested in precious metals and related securities, cash and cash equivalents (such as Treasury bills), fixed income securities including inflation-linked fixed income securities (such as Treasury Inflation-Protected Securities or “TIPS”) and debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds. “Real assets,” in which the Fund will invest, include physical assets and assets that are otherwise recognized as stores of value, such as gold bullion or other precious metals, certain commodities and inflation-linked fixed income securities. While the Fund has no current intention to make direct investment in real estate, land or equipment, it will target the industries of companies that are related to these assets (e.g., real estate investment trusts, developers and construction businesses, real estate finance companies, real estate brokerages and other related businesses, such as home improvement and home furnishings retailers). Specifically, “real asset” industries are those that relate to ownership or production of such assets or products or services otherwise supporting such assets. These industries may include basic materials, industrials, chemicals, energy, infrastructure, real estate, and utilities, as well as related suppliers and similarly connected businesses such as businesses within the telecommunications, health care, automobile and consumer staples sectors or industries. The strategy seeks to preserve flexibility to shift allocations modestly among sectors and asset classes to invest where the Adviser believes the market offers the most appropriate risk-reward opportunities at any given time, within the above framework. Real assets are generally thought to perform well in periods of rising or high inflation, as compared to a broader equity portfolio.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in debt instruments (e.g., notes and bonds) without regard to credit rating or time to maturity, short-term debt instruments, futures contracts related to precious metals, forward contracts related to foreign exchange and options on equity securities or indices. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025). Under normal circumstances, the Fund anticipates it will allocate a portion of its assets to foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Fund is not required to allocate its investments in any set percentages to any particular countries, but normally will invest in at least three countries (one of which may be the United States). The countries in which the Fund may invest may include countries whose economies are still developing (sometimes called “emerging markets”). Through its investments in “real assets” or “real asset” industries, the Fund will be invested in a number of different countries, which may include Canada, Japan and the United Kingdom.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments, including derivatives (e.g., gold bullion and other precious metals and related futures, and commodities-related derivatives contracts).

For more information about the Real Assets Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Principal Investment Risks
Investment Results

The following information provides an indication of the risks of investing in the Real Assets Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/global-real-assets-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
Fourth Quarter 2022	14.33%	Second Quarter 2022	-12.51%

*	For the period presented in the bar chart above.

Average Annual Total Returns as of December 31, 2023
The following table discloses after-tax returns only for Class A shares. After-tax returns for Class I and Class R6 shares will vary.
Average Annual Returns - First Eagle Global Real Assets Fund	1 Year	Since Inception	Inception Date
Class A	4.14%	2.01%	Nov. 30, 2021
Class I	9.81%	4.80%	Nov. 30, 2021
Class R6	9.84%	4.82%	Nov. 30, 2021
After Taxes on Distributions | Class A	3.66%	1.68%
After Taxes on Distributions and Sale of Fund Shares | Class A	2.66%	1.49%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class A	23.79%	2.68%	Nov. 30, 2021
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class I	23.79%	2.68%	Nov. 30, 2021
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R6	23.79%	2.68%	Nov. 30, 2021
Consumer Price Index for Urban Consumers (CPI-U) (reflects no deduction for fees or expense) | Class A	3.45%	4.90%	Nov. 30, 2021
Consumer Price Index for Urban Consumers (CPI-U) (reflects no deduction for fees or expense) | Class I	3.45%	4.90%	Nov. 30, 2021
Consumer Price Index for Urban Consumers (CPI-U) (reflects no deduction for fees or expense) | Class R6	3.45%	4.90%	Nov. 30, 2021